Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 26, 2015	Sep. 27, 2014	Sep. 26, 2015	Sep. 27, 2014	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Income Taxes [Line Items]
Liabilities for uncertain tax positions	$ 0		$ 0		$ 0
Income tax expense or benefit recognized in other comprehensive loss					0	$ 0	$ 0
Interest and penalties recognized in income tax expense	0	$ 0	0	$ 0
Total dividend distribution	23,500,000		39,900,000
Distributions paid in cash to Summit Holdings' partners	14,600,000		39,952,000
Distributions paid in cash to Summit Inc.	$ 8,900,000		13,500,000
Scenario, Previously Reported [Member]
Income Taxes [Line Items]
Distributions paid in cash to Summit Holdings' partners			$ 26,400,000
Federal [Member]
Income Taxes [Line Items]
Net operating loss carryforwards					18,900,000
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Net operating loss carryforwards					$ 800,000
Federal and State Jurisdiction [Member]
Income Taxes [Line Items]
Operating loss carryforwards, expiry year					2033
Minimum [Member]
Income Taxes [Line Items]
Tax years open subject to audit					2011
Maximum [Member]
Income Taxes [Line Items]
Tax years open subject to audit					2014